Goodwill - Schedule of Assumptions used Percentage (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assumptions used Percentage [Abstract]
Discount rate (post-tax)	18.64%	17.40%
Terminal growth rate	2.00%	2.00%